EAGLE CAPITAL APPRECIATION FUND

SUPPLEMENT DATED DECEMBER 19, 2011 TO
THE SUMMARY PROSPECTUSES DATED MARCH 1, 2011 AND AUGUST 15, 2011
AND
THE CLASS A, CLASS C, CLASS I, CLASS R-3, AND CLASS R-5 PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION DATED MARCH 1, 2011, AS SUPPLEMENTED APRIL 26, 2011, MAY
19, 2011, JUNE 30, 2011, OCTOBER 14, 2011 AND NOVEMBER 15, 2011
AND
THE CLASS R-6 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
AUGUST 15, 2011, AS SUPPLEMENTED OCTOBER 18, 2011

Effective December 31, 2011, David G. Shell, CFA®, of Goldman Sachs Asset Management L.P. (“GSAM”) will retire and will no longer serve as a portfolio manager for the Eagle Capital Appreciation Fund (“Fund”).  Steven M. Barry and Timothy M. Leahy, CFA®, will remain with the Fund as Chief Investment Officer and Portfolio Manager, respectively.  Joseph B. Hudepohl, CFA®, will become a Portfolio Manager and, along with Messrs. Barry and Leahy, will assume day-to-day management of the Fund effective December 31, 2011.

As a result, the discussion of the fund’s portfolio managers in the summary prospectus for each Fund, on page 3 in the Class A, Class C, Class I, Class R-3, and Class R-5 Prospectus and on page 3 in the Class R-6 Prospectus should be replaced with the following:

Portfolio Managers | Steven M. Barry, Chief Investment Officer, Timothy M. Leahy, CFA®, and Joseph B. Hudepohl, CFA®, are Portfolio Managers of GSAM’s “Growth Team.”  Messrs. Barry, Leahy and Hudepohl have been responsible for the day-to-day management of the fund’s investment portfolio since 2002, February 2011 and December 2011, respectively.

Within the “Portfolio Managers” section on page 33 in the Class A, Class C, Class I, Class R-3, and Class R-5 Prospectus and on page 34 in the Class R-6 prospectus, the “Capital Appreciation Fund” paragraph should be replaced with the following:

Capital Appreciation Fund – Steven M. Barry, Timothy M. Leahy, CFA®, and Joseph B. Hudepohl, CFA®, are Portfolio Managers of GSAM’s “Growth Team.” Mr. Barry is Chief Investment Officer and has been responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Leahy and Hudepohl, both Managing Directors, have been responsible for the day-to-day management of the fund’s investment portfolio since February 2011 and December 2011, respectively. Prior to joining GSAM as Managing Director in 2005, Mr. Leahy was Senior Analyst in the Global Investment Research Division of Goldman Sachs. Mr. Hudepohl joined the Growth Team in 1999 as an Analyst and was promoted to Managing Director in 2009. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings and reach a consensus on whether a business is worthy of a position in the portfolio. The Portfolio Managers are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

The section on page 55 in the Class A, Class C, Class I, Class R-3, and Class R-5 Statement of Additional Information and on page 51 in the Class R-6 Statement of Additional Information entitled “Goldman Sachs Asset Management, L.P. (Capital Appreciation)” should be replaced with the following:

2. Goldman Sachs Asset Management, L.P. (Capital Appreciation)

Steven M. Barry, Timothy M. Leahy, CFA®, and Joseph B. Hudepohl, CFA®, are Portfolio Managers of GSAM’s “Growth Team.” Mr. Barry is Chief Investment Officer and has been responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Leahy and Hudepohl, both Managing Directors, have been responsible for the day-to-day management of the fund’s investment portfolio since February 2011 and December 2011, respectively. Prior to joining GSAM as

Managing Director in 2005, Mr. Leahy was Senior Analyst in the Global Investment Research Division of Goldman Sachs. Mr. Hudepohl joined the Growth Team in 1999 as an Analyst and was promoted to Managing Director in 2009.

As of September 30, 2011, Mr. Barry is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	33	$11.92 billion
Other pooled investment vehicles	1	$17.00 million
Other accounts	202	$7.49 billion

In 7 of the 202 of the above “other” accounts, the advisory fee payable to GSAM is based upon the account’s performance. The assets managed that pay a performance fee are $1.12 billion.

As of September 30, 2011, Messrs. Leahy and Hudepohl are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	16	$4.48 billion
Other pooled investment vehicles	0	$0
Other accounts	94	$3.05 billion

In 5 of the 94 of the above “other” accounts, the advisory fee payable to GSAM is based upon the account’s performance. The assets managed that pay a performance fee are $289 million.

As of September 30, 2011, Messrs. Barry, Leahy and Hudepohl do not own any of the fund’s shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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